Cover	May 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2023
Entity File Number	000-56325
Entity Registrant Name	CuraScientific Corp.
Entity Central Index Key	0001877788
Entity Tax Identification Number	84-5079920
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	51544 Cesar Chavez Street
Entity Address, City or Town	Coachella
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92236
City Area Code	909
Local Phone Number	435-1642
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false